Income Taxes - Summary of Unrecognized Tax Benefits (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning of year	$ 36	$ 38
Additions related to current year	3	5
Adjustments related to prior years	(6)	(7)
End of year	$ 33	$ 36